2022 Equity Incentive Plan (Details) - Schedule of Stock Options	6 Months Ended
Jun. 30, 2023 USD ($) $ / shares shares
Schedule of Stock Options [Abstract]
Shares,Outstanding begining balance | shares
Weighted Average Exercise Price, Outstanding begining balance | $ / shares
Shares, Granted | shares	250,000
Weighted Average Exercise Price, Granted | $ / shares	$ 2
Shares, Options forfeited | shares	(50,000)
Weighted Average Exercise Price, Options forfeited | $ / shares	$ 2
Shares,Outstanding ending balance | shares	200,000
Weighted Average Exercise Price, Outstanding ending balance | $ / shares	$ 2
Shares, Exercisable, end of period | shares
Weighted Average Exercise Price, Exercisable, end of period | $ / shares	$ 0.25
Weighted Average Remaining Contractual Life in Years, Exercisable, end of period	6 years 7 months 6 days
Aggregate Intrinsic Value, Exercisable end of period | $	$ 0